Related-party transactions (Tables)	12 Months Ended
Dec. 31, 2021
Related party transactions [abstract]
Schedule of rendering of services

Services provided by Valneva to Groupe Grimaud La Corbière SAS, being shareholder of Valneva are considered related party transactions and consist of services within a Collaboration and Research License agreement and of the provision of premises and equipment.

€ in thousand		Year ended December 31,
	2021	2020	2019
Provision of services:
Operating activities	231	187	236
Provision of services	231	187	236

Schedule of key management compensation

The aggregate compensation of the members of the Company’s Management Board included the following:

€ in thousand		Year ended December 31,
	2021	2020	2019
Salaries and other short-term employee benefits[9]	1,930	2,950	2,449
Other long-term benefits	24	18	15
Share-based payments (expense of the year)	856	1,786	1,174
Key management compensation	2,809	4,755	3,638